SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
TUCSON ELECTRIC POWER COMPANY 401(K) PLAN
E.I.N. 86-0062700 PLAN NO. 007
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost **	(e) Current Value
		Mutual Funds:
	Vanguard	Value Index		$19,405,944
	Vanguard	Growth Index		17,000,375
	Vanguard	Small Value Index		6,014,082
	Vanguard	Small Cap Index		876,814
	Vanguard	Small Cap Growth Index		479,059
	Vanguard	Mid Cap Value Index		4,462,749
	Franklin	Utilities Fund Class R6		6,171,796
	Janus	Flexible Bond Fund Class N		9,358,346
*	Fidelity	U.S. Bond Index		11,609,793
*	Fidelity	500 Index		45,533,722
*	Fidelity	Mid Cap Index		3,121,886
*	Fidelity	International Index		14,263,498
*	Fidelity	Freedom Index Retirement		1,016,071
*	Fidelity	Freedom Index 2010		506,701
*	Fidelity	Freedom Index 2015		1,213,921
*	Fidelity	Freedom Index 2020		4,696,278
*	Fidelity	Freedom Index 2025		10,354,053
*	Fidelity	Freedom Index 2030		25,849,370
*	Fidelity	Freedom Index 2035		30,597,249
*	Fidelity	Freedom Index 2040		45,615,846
*	Fidelity	Freedom Index 2045		37,468,091
*	Fidelity	Freedom Index 2050		29,417,650
*	Fidelity	Freedom Index 2055		14,867,440
*	Fidelity	Freedom Index 2060		6,771,911
*	Fidelity	Freedom Index 2065		2,684,604
*	Fidelity	Freedom Index 2070		587,570
*	Fidelity	Small Cap Stock K6		4,907,441
*	Fidelity	Diversified International K6		12,934,825
*	Fidelity	Low-Priced Stock K6		11,147,853
*	Fidelity	Government Money Market Class K6		19,552,361
*	Fidelity	Mid Cap Growth Index		1,788,746
		Total Mutual Funds		400,276,045
		Common/Collective Trusts:
*	Fidelity	Managed Income Portfolio Class 2		6,520,186
*	Fidelity	Growth Company Pool Class A		153,140,542
		Total Common/Collective Trusts		159,660,728
		Self-Directed Brokerage Accounts:
*	Other	Brokerage Link Accounts		33,752,143
		Common Stock:
*	Fortis Inc.	Common Stock (including cash of $1,390)		3,055,896
		Notes Receivable from Participants:
*	Participant Loans	Ranges: Maturity less than one year to 15 years; rates 5.25% to 10.50%; collateralized by participant accounts	-0-	9,902,712
	Total Assets			$606,647,524
* Indicates party-in-interest
** Cost omitted for participant-directed accounts